Lease - Future lease payments under operating leases as of December 31, 2019 (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Year ending December 31,
2020	¥ 39,078
2021	38,638
2022	39,406
2023	48,092
2024 and thereafter	16,031
Total future lease payments	181,245
Less: Imputed interest	(22,643)
Total lease liability balance	¥ 158,602